Environmental and Legal Contingencies (Details 6) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended										0 Months Ended			0 Months Ended
	Oct. 31, 2009 Schumacher [Member] plaintiffs	Dec. 31, 2005 Schumacher [Member] plaintiffs	Mar. 31, 2014 Antitrust Case [Member]	Mar. 28, 2010 Heritage Coal [Member]	Aug. 26, 2009 Consolidation Coal [Member]	Nov. 21, 2013 Final [Member] Schumacher [Member] Interest Included [Member]	Jul. 31, 2013 Final [Member] MOFCOM [Member]	Jul. 31, 2013 Final [Member] Countervailing Duty [Member] MOFCOM [Member]	Jul. 31, 2013 Final [Member] Antidumping Duty [Member] MOFCOM [Member]	Jul. 31, 2013 Preliminary [Member] Countervailing Duty [Member] MOFCOM [Member]	Oct. 14, 2013 Preliminary [Member] Attorneys [Member] Schumacher [Member]	Nov. 13, 2013 Final [Member] Schumacher [Member]	May 29, 2013 Final [Member] Schumacher [Member]	Nov. 23, 2013 Final [Member] Patrick [Member]	Nov. 23, 2013 Final [Member] Plaintiffs And Other Class Members [Member] Patrick [Member]	Oct. 14, 2013 Final [Member] Attorneys [Member] Schumacher [Member]	Nov. 23, 2013 Final [Member] Attorneys [Member] Patrick [Member]	Mar. 06, 2014 Attorneys [Member] Final [Member] Schumacher [Member]	Oct. 14, 2013 Attorneys [Member] Final [Member] Schumacher [Member]	Jul. 31, 2013 CHINA Final [Member] MOFCOM [Member]	Jul. 31, 2013 CHINA Final [Member] Countervailing Duty [Member] MOFCOM [Member]	Jul. 31, 2013 CHINA Final [Member] Antidumping Duty [Member] MOFCOM [Member]	Jul. 31, 2013 CHINA Preliminary [Member] Countervailing Duty [Member] MOFCOM [Member]	Mar. 05, 2014 CHINA Preliminary [Member] Countervailing Duty [Member] US Trade Case - GOES [Member]	Mar. 19, 2014 CHINA Preliminary [Member] Countervailing Duty [Member] US Trade Case - NOES [Member]	Mar. 19, 2014 Leicong Industrial Company [Member] TAIWAN, PROVINCE OF CHINA Preliminary [Member] Countervailing Duty [Member] US Trade Case - NOES [Member]	Mar. 19, 2014 All Other Producers [Member] TAIWAN, PROVINCE OF CHINA Preliminary [Member] Countervailing Duty [Member] US Trade Case - NOES [Member]
Loss Contingencies [Line Items]
Loss Contingency, Number of Plaintiffs	92	92
Potential exposure of increase to defined benefit plan obligation											$ 1.3	$ 4.4	$ 3.0			$ 0.6
Total Amount Paid in Settlements														2.5	1.7		0.8
Loss contingency, damages sought, value					30.0														1.3
Gain (Loss) Related to Litigation Settlement			5.8
Loss Contingency, Damages Paid, Value				0.2		4.4												0.6
Loss contingency, damages sought, value, codefendant					$ 20.0
Duty Rate							11.20%	3.40%	7.80%	11.70%										11.20%	3.40%	7.80%	11.70%	49.15%	125.83%	12.82%	6.41%